Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share Based Payment Award Stock Warrants Valuation Assumptions

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
Risk free interest rate	1.98% - 2.22%	1.01% - 1.41%	1.98% - 2.33%	0.44% - 1.47%
Expected term (years)	5.00	5.00	5.00	0.67 - 5.00
Expected volatility	120%	126%	120% - 132%	124% - 126%
Expected dividends	0.00%	0.00%	0.00%	0.00%

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2016	2015
Risk free interest rate	0.44% - 2.07%	1.29% - 1.75%
Expected term (years)	0.67 - 5.00	5.00
Expected volatility	124% - 152%	120% - 122%
Expected dividends	0.00%	0.00%

Schedule of Warrant Activity

A summary of the warrant activity during the six months ended June 30, 2017 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2016	2,953,651	$ 5.40	[1]
Issued	704,305	4.03
Exercised	(50,000)	3.50
Expired	(15,125)	30.33
Outstanding, June 30, 2017	3,592,831	$4.93		3.2	$-

Exercisable, June 30, 2017	3,592,831	$4.93		3.2	$-

[1]	Excludes the impact of a warrant to purchase 35,000 shares of common stock that had an exercise price which was the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability was subject to satisfaction of certain performance criteria which had not occurred as of December 31, 2016. As discussed above under Warrant Modification and Exercise, on February 10, 2017, the performance criteria were eliminated and the exercise price was reduced to $3.50 per share in consideration of the full exercise of the warrant by the holder.

A summary of the warrant activity during the year ended December 31, 2016 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2015	1,066,930	$7.56	[1]
Issued	1,991,927	4.64
Exercised	(60,831)	3.50	[2]
Forfeited	(44,375)	4.00
Outstanding, December 31, 2016	2,953,651	$5.40	[1]	3.3	$-

Exercisable, December 31, 2016	2,918,651	$5.40		3.4	$-

[1]	Excludes the impact of a warrant to purchase 35,000 shares of common stock that has an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2016.

[2]	During the year ended December 31, 2016, warrants to purchase an aggregate of 60,831 shares of common stock were exercised at a reduced exercise price of $3.50 per share (reduced from exercise prices ranging from $4.00 to $15.00 per share) for aggregate gross proceeds of $212,898. The Company recognized a warrant modification charge of $23,448 during the year ended December 31, 2016, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates. See Note 10 – Stockholders’ Deficiency – Warrant Exercises for additional details.

Schedule of Stock Warrant

The following table presents information related to stock warrants at June 30, 2017:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$4.00 - $4.99	2,243,550	3.4	2,243,550
$5.00 - $5.99	1,184,243	3.0	1,184,243
$6.00 - $7.99	40,000	3.1	40,000
$8.00 - $9.99	2,500	2.4	2,500
$10.00 - $14.99	55,446	2.8	55,446
$15.00 - $19.99	38,559	2.2	38,559
$20.00 - $80.00	28,533	0.7	28,533
	3,592,831	3.2	3,592,831

The following table presents information related to stock warrants at December 31, 2016:

Warrants Outstanding			Warrants Exercisable
			Weighted
		Outstanding	Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$4.00 - $4.99		1,554,245	3.4	1,554,245
$5.00 - $5.99		1,169,243	3.4	1,169,243
$6.00 - $7.99		40,000	3.6	40,000
$8.00 - $9.99		2,500	2.9	2,500
$10.00 - $14.99		55,446	3.3	55,446
$15.00 - $19.99		38,559	2.9	38,559
$20.00 - $80.00		58,658	0.7	58,658
Variable	[1]	35,000	-	-
		2,953,651	3.4	2,918,651

[1]	A warrant to purchase 35,000 shares of common stock has an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2016.

Schedule of Share Based Payment Award Stock Options Granted Valuation Assumptions

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended
	December 31,
	2016	2015
Risk free interest rate	1.16% - 1.53%	1.33% - 2.24%
Expected term (years)	5.50 - 10.00	5.00 - 10.00
Expected volatility	124% - 126%	120% - 123%
Expected dividends	0.00%	0.00%

Information Related to Stock Option Expense

The following table presents information related to stock option expense:

				Weighted
				Average
				Remaining
	For the Year Ended		Unrecognized at	Amortization
	December 31,		December 31,	Period
	2016	2015	2016	(Years)

Consulting	$880,288	$595,446	$902,142	1.4
Research and development	492,061	376,596	902,056	2.0
General and administrative	1,001,445	705,546	1,068,001	1.5

	$2,373,794	$1,677,588	$2,872,199	1.6

Summary of Stock Option Activity

A summary of the option activity during the six months ended June 30, 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2016	2,168,950	6.27
Granted	850,000	3.35
Forfeited	(250)	4.70
Outstanding, June 30, 2017	3,018,700	$4.34	8.4	$-

Exercisable, June 30, 2017	1,721,212	$4.74	7.8	$-

A summary of the option activity during the year ended December 31, 2016 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2015	1,330,450	$10.11
Granted	857,000	3.72
Forfeited	(18,500)	16.41
Outstanding, December 31, 2016	2,168,950	$7.53	8.2	$3,000

Exercisable, December 31, 2016	1,137,620	$9.78	7.6	$-

Schedule of Stock Option

The following table presents information related to stock options at June 30, 2017:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$3.10 - $3.99	1,707,000	9.3	756,342
$4.00 - $4.99	1,234,200	6.8	887,370
$5.00 - $5.99	5,000	7.0	5,000
$6.00 - $19.99	37,500	6.5	37,500
$20.00 - $30.00	35,000	4.7	35,000
	3,018,700	7.8	1,721,212

The following table presents information related to stock options at December 31, 2016:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$3.10 - $3.99	857,000	9.4	192,336
$4.00 - $4.99	15,000	8.9	5,000
$5.00 - $5.99	35,000	7.5	35,000
$6.00 - $6.99	318,750	7.3	213,749
$7.00 - $7.99	507,000	8.6	305,501
$8.00 - $8.99	32,250	8.5	10,750
$9.00 - $9.99	30,000	6.2	13,334
$10.00 - $19.99	198,000	6.5	193,000
$20.00 - $30.00	175,950	5.1	168,950
	2,168,950	7.6	1,137,620

Information Related to Common Stock Award Expenses

The following table presents information related to stock option expense:

						Weighted
	For the		For the			Average
	Three Months		Six Months			Remaining
	Ended		Ended			Amortization
	June 30,		June 30,		Unrecognized at	Period
	2017	2016	2017	2016	June 30, 2017	(Years)
Consulting	$714,545	$439,644	$983,159	$543,742	$1,645,293	1.6
Research and development	106,507	75,156	364,923	182,339	609,198	1.6
General and administrative	476,226	442,450	863,826	592,163	1,194,109	1.5
	$1,297,278	$957,250	$2,211,908	$1,318,244	$3,448,600	1.6

The following table presents information related to compensatory common stock expense:

	For The Nine Months Ended		Unrecognized at
	December 31,		December 31,
	2016	2015	2016

Consulting	$100,083	$168,800	$-
Research and development	-	8,847	-

	$100,083	$177,647	$-